Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2014	$ 5,500	$ 74,822	$ (46,169)	$ 34,153
Balance (in shares) at Dec. 31, 2014	5,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash at $0.375 per share	$ 20	7,480		7,500
Common shares issued for cash at $0.375 per share (in shares)	20,000
Net loss			(93,551)	(93,551)
Balance at Dec. 31, 2015	$ 5,520	82,302	(139,720)	(51,898)
Balance (in shares) at Dec. 31, 2015	5,520,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash at $0.375 per share	$ 1,000	374,000		375,000
Common shares issued for cash at $0.375 per share (in shares)	1,000,000
Common shares issued for consulting service at $0.375 per share	$ 25	9,475		9,500
Common shares issued for consulting service at $0.375 per share (in shares)	25,333
Common shares issued for asset purchase at $0.375 per share	$ 40	14,960		15,000
Common shares issued for asset purchase at $0.375 per share (in shares)	40,000
Net loss			(280,802)	(280,802)
Balance at Dec. 31, 2016	$ 6,585	$ 480,737	$ (420,522)	66,800
Balance (in shares) at Dec. 31, 2016	6,585,333
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash at $0.375 per share				$ 750,000
Common shares issued for cash at $0.375 per share (in shares)				1,000,000
Net loss				$ (661,515)
Balance at Mar. 31, 2017				$ 802,335